Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated subsidiaries and/or entities
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Creatd Ventures LLC	Delaware	100%
Dune Inc.	Delaware	50%
OG Collection, Inc.	Delaware	89%
Orbit Media LLC	New York	51%
WHE Agency, Inc.	Delaware	44%

Schedule of relevant assets and liabilities that are measured at fair value on recurring basis
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	-	$-	$-	$-

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - equity securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$50,000	$-	$-	$50,000
Intangible assets	2,432,841	-	-	2,432,841
Goodwill	1,374,835	-	-	1,374,835
Total assets	$3,857,676	$-	$-	$3,857,676

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$-	$-	$-	$-
Intangible assets	230,084	-	-	230,084
Goodwill	46,460	-	-	46,460
Total assets	$276,544	$-	$-	$276,544

Schedule of changes in marketable securities
For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-

For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$1,035,795
Goodwill acquired in a business combination	1,374,835
Impairment of goodwill	(1,035,795)
As of December 31, 2021	1,374,835
Goodwill acquired in business combinations	105,440
Impairment of goodwill	(1,433,815)
As of December 31, 2022	46,460

For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-

For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$217,096
Purchase of equity investments	150,000
Other than temporary impairment	(102,096)
Conversion to equity method investments	(215,000)
As of December 31, 2021	50,000
Purchase of equity investments	-
Other than temporary impairment	(50,000)
Conversion to equity method investments	-
As of December 31, 2022	$-

Schedule of derivative liabilities
	Years Ended December 31, 2022 and 2021
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2021	$-	$-	$42,231
Addition	-	-	417,24
Extinguishment	-	-	(431,458)
Conversion to Note payable - related party	-	-	(1,124,301)
Changes in fair value	-	-	1,096,287
Derivative liabilities as December 31, 2021	-	-	-
Addition	-	-	100,532
Changes in fair value	-	-	(3,729)
Extinguishment	-	-	(96,803)
Derivative liabilities as December 31, 2022	$-	$-	$-

Schedule of property and equipment estimated useful lives
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5
Leasehold Improvements	3

Schedule of amortization over the next five years
2023	$32,097
2024	32,098
2025	28,863
2026	18,966
2027	18,964
Thereafter	76,313
Total	207,301

Intangible assets not subject to amortization	22,783
Total Intangible Assets	$230,084

Schedule of revenue disaggregated by revenue
	Years Ended
	December 31,
	2022	2021
Agency (Managed Services, Branded Content, & Talent Management Services)	$1,914,647	$2,256,546
Platform (Creator Subscriptions)	1,417,094	1,926,135
Ecommerce	1,457,161	90,433
Affiliate Sales	7,572	26,453
Other Revenue	-	150
	$4,796,474	$4,299,717

Schedule of revenue recognition
	Years Ended
	December 31,
	2022	2021
Products and services transferred over time	$3,331,741	$4,182,681
Products transferred at a point in time	1,464,733	117,036
	$4,796,474	$4,299,717

Schedule of common stock equivalents
	December 31,
	2022	2021
Series E preferred	109,223	121,359
Options	3,061,767	2,902,619
Warrants	16,261,699	5,658,830
Convertible notes	27,823,250	-
Totals	47,255,939	8,682,808